Shareholders’ equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders’ equity	Shareholders’ equity
The authorized share capital of the Company as of December 31, 2025 and 2024 was $140,010,000 represented by 140,010,000 authorized common shares of par value $1.00 each.

In April 2023, the Company completed its IPO in the U.S, whereby the Company issued 7,720,000 common shares at an offering price of $5.80 per common share and subsequently issued an additional 910,000 common shares in a partial exercise of the over-allotment option in May 2023. Net proceeds from the offering amounted to $44.9 million, which were used for funding acquisitions of newbuildings on order, repayment of indebtedness, funding our working capital needs and general corporate purposes.

In December 2023, the Company issued 3,117,143 common shares of par value $1.00 per share in a private placement at a price of $5.64 per share. Net proceeds amounted to $16.9 million which were used for funding acquisitions of newbuildings on order, repayment of indebtedness, funding our working capital needs and general corporate purposes.

In January 2024, the shareholders, at a Special General Meeting, approved the transfer of $97.9 million to the Company’s Contributed Surplus Account from the Company's Share Premium account (Additional paid-in capital in the Company’s Consolidated Statement of Changes in Shareholder’s Equity).

In March 2025, the Company issued 2,650,000 common shares of par value $1.00 per share in a private placement at a price of $5.73 per share, with the net proceeds from the private placement to be used for general corporate purposes.

In December 2025, in connection with the exercise of share options under the long-term incentive plan, the Company issued 100,000 common shares of par value $1.00 each at the exercise price of $7.05 per share.

The following cash distributions were declared in the twelve months ended December 31, 2025:

Relevant period	Declaration date	Amount per share (in $)	Payment date
December 2024	January 7, 2025	0.005	February 5, 2025
January 2025	February 10, 2025	0.005	March 5, 2025
February 2025	March 6, 2025	0.005	April 22, 2025
March 2025	April 3, 2025	0.04	May 2, 2025
April 2025	May 7, 2025	0.025	June 3, 2025
May 2025	June 5, 2025	0.03	July 3, 2025
June 2025	July 8, 2025	0.05	August 5, 2025
July 2025	August 7, 2025	0.04	August 29, 2025
August 2025	September 4, 2025	0.10	September 25, 2025
September 2025	October 7, 2025	0.10	October 28, 2025
October 2025	November 5, 2025	0.07	November 24, 2025
November 2025	December 4, 2025	0.10	December 23, 2025

The above cash distributions were made from the Company's Contributed Surplus account.